Forward Purchase Agreement	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Forward Purchase Agreement	Forward Purchase Agreement (Restated)
As discussed in Note 2 - Summary of Significant Accounting Policies, the FPA consists of the Prepayment Amount, the FPA Put Option and the Fixed Maturity Consideration. The Prepayment Amount of $60,547 is presented as a reduction to additional paid-in capital in our condensed consolidated balance sheet. The value of the FPA Put Option represents the economics of the written put option, inclusive of the Variable Maturity Consideration, and is valued at $44,593 as of March 31, 2023.
The Fixed Maturity Consideration is valued at $6,967 as of March 31, 2023. This represents the fair value of the Share Consideration and Fixed Maturity Consideration and is measured in accordance with the FVO.
Expensed transaction costs, representing the stock acquisition fees, in the amount of $451 are recorded in other expense, net.
Forward Purchase Agreement (Restated)
As discussed in Note 2 - Summary of Significant Accounting Policies, the FPA consists of the Prepayment Amount, the FPA Put Option and the Fixed Maturity Consideration. The Prepayment Amount of $60,547 is presented as a reduction to additional paid-in capital in our condensed consolidated balance sheet. The value of the FPA Put Option represents the economics of the written put option, inclusive of the Variable Maturity Consideration, and is valued at 26,743 as of June 30, 2023.
The Fixed Maturity Consideration is valued at $6,737 as of June 30, 2023. This represents the fair value of the Share Consideration and Fixed Maturity Consideration and is measured in accordance with the FVO.
Expensed transaction costs, representing the stock acquisition fees, in the amount of $451 are recorded in other expense, net.
Forward Purchase Agreement
As discussed in Note 2 - Summary of Significant Accounting Policies, the FPA consists of the prepaid forward contract and the Fixed Maturity Consideration. The prepaid forward contract is evaluated as an in-substance written put option that meets the definition of a derivative, referred to as the FPA Put Option in our condensed consolidated balance sheets. The value of the FPA Put Option represents the economics of the written put option, including the Variable Maturity Consideration and is valued at $38,092 as of September 30, 2023 .
The Fixed Maturity Consideration is valued at $7,020 as of September 30, 2023. This represents the fair value of the Share Consideration and Fixed Maturity Consideration and is measured in accordance with the FVO.
Expensed transaction costs, representing the stock acquisition fees, in the amount of $451 are recorded in other expense, net.